Property, Plant and Equipment Disclosure: Schedule of Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Intangible Assets
	2020	2019
Patent	$6,943	$6,027
Total patent	6,943	6,027

Less: accumulated amortization	(1,535)	(1,153)

Patent, net	$5,408	$4,874